Related party transactions (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Disclosure of transactions between related parties [line items]
Office salaries and benefits	$ 1,044,772	$ 985,453	$ 1,905,226	$ 1,825,185
Right-of-use assets	2,125,430		2,125,430		$ 2,414,593
Lease liability	2,412,662		2,412,662		2,641,794	$ 2,415,549
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits		4,213		23,733
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	788,870	$ 77,731	1,580,776	$ 127,695
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	1,182,284		1,182,284		1,270,955
Lease liability	$ 1,317,323		$ 1,317,323		$ 1,395,732